DERIVATIVE FINANCIAL INSTRUMENTS (Changes in fair value) (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges	$ 810	$ 75
Accumulated other comprehensive income, tax	(22)	170
Other comprehensive income, net of tax, cash flow hedges	53	(396)
Gains (losses) on cash flow hedges, before tax	363	(179)
Gains (losses) on cash flow hedges, tax	3	54
Gains (losses) on cash flow hedges, net of tax	366	(125)
Reclassification adjustments on cash flow hedges, before tax	372	820
Reclassification adjustments on exchange differences on translation, tax	(110)	(246)
Reclassification adjustments on cash flow hedges, net of tax	262	574
Other comprehensive income, before tax, cash flow hedges	75	(566)
Accumulated other comprehensive income, tax	(129)	(22)
Other comprehensive income, net of tax, cash flow hedges	$ 681	$ 53